Plan Asset Fair Value Measurements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 21,422	$ 17,807	$ 15,021
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	21,422
Fair Value, Inputs, Level 1 | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	58
Fair Value, Inputs, Level 1 | Fixed Income Securities | Legal and General Active Corporate Bond Over 10 Year
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,788
Fair Value, Inputs, Level 1 | Other Types Of Investments | Baillie Gifford Diversified Growth Fund
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8,452
Fair Value, Inputs, Level 1 | Other Types Of Investments | Standard Life Global Absolute Return Strategies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 7,124